Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Financial Derivatives Assets (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	$ 2,588,103	$ 3,982,803
Liabilities	2,377,921	3,673,591
Derivatives held for hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Assets	86,410	306,472
Liabilities	73,907	162,450
Derivatives Held For Trading [member]
Disclosure of detailed information about financial instruments [line items]
Assets	2,501,693	3,676,331
Liabilities	$ 2,304,014	$ 3,511,141